S000074042 [Member] Investment Objectives and Goals - TSW High Yield Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY TSW High Yield Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The primary investment objective of the TSW High Yield Bond Fund (the “Fund”) is to seek high current income
Objective, Secondary [Text Block]	with a secondary focus on capital appreciation.